UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3392 John Hancock Series Trust (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code) Alfred E. Ouellette, Senior Attorney & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31
Date of reporting period:	January 31, 2006
ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

# Real Estate Fund

1.31.2006

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Real Estate Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 84.91%		$73,093,513
(Cost $44,846,792)

Hotels, Resorts & Cruise Lines 2.97%		2,555,774

Hilton Hotels Corp.	15,000	373,950
Marriott International, Inc. (Class A)	5,000	333,200
Starwood Hotels & Resorts Worldwide, Inc.	30,400	1,848,624

Real Estate Investment Trusts 79.71%		68,616,193

Alexandria Real Estate Equities, Inc.	12,000	1,059,000
AMB Property Corp.	24,000	1,252,800
Apartment Investment & Management Co. (Class A)	23,000	977,960
Archstone-Smith Trust	56,502	2,647,684
Arden Realty, Inc.	16,000	722,720
Avalonbay Communities, Inc.	22,000	2,188,560
Boston Properties, Inc.	26,000	2,034,760
Brandywine Realty Trust	25,707	808,485
BRE Properties, Inc. (Class A)	13,000	648,700
CarrAmerica Realty Corp.	12,000	441,600
CBL & Associates Properties, Inc.	30,400	1,286,528
CenterPoint Properties Corp.	12,500	620,500
Corporate Office Properties Trust	5,000	202,450
Cousins Properties, Inc. (L)	12,900	402,738
Crescent Real Estate Equities Co.	27,600	584,844
Developers Diversified Realty Corp. (L)	32,400	1,596,024
Duke Realty Corp. (L)	38,000	1,378,640
Equity Office Properties Trust (L)	86,078	2,739,002
Equity Residential Properties Trust	72,500	3,074,725
Essex Property Trust, Inc.	10,000	993,800
Extra Space Storage, Inc. (L)	25,000	383,750
First Industrial Realty Trust, Inc.	10,700	418,049
General Growth Properties, Inc.	69,130	3,567,108
Getty Realty Corp.	16,000	456,480
Glenborough Realty Trust, Inc.	15,200	299,136
Health Care Property Investors, Inc.	39,200	1,087,800
Health Care REIT, Inc.	14,500	539,255
Healthcare Realty Trust, Inc.	12,000	420,480
Highland Hospitality Corp.	20,000	241,200
Home Properties, Inc.	12,000	550,440
Hospitality Properties Trust	21,000	900,270
Host Marriott Corp.	108,900	2,172,555

John Hancock
Real Estate Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

iStar Financial, Inc.		9,900	355,311
Kimco Realty Corp. (L)		71,000	2,491,390
Liberty Property Trust		26,000	1,176,760
Macerich Co. (The) (L)		23,000	1,669,110
Mack-Cali Realty Corp.		21,500	961,480
Mills Corp. (The)		8,800	364,760
New Plan Excel Realty Trust		35,500	875,075
Newkirk Realty Trust, Inc.		10,000	156,900
Pan Pacific Retail Properties, Inc. (L)		13,000	899,600
Pennsylvania Real Estate Investment Trust		9,791	398,102
Post Properties, Inc.		11,000	447,590
ProLogis Co.		64,500	3,303,690
PS Business Parkes, Inc.		9,000	493,650
Public Storage, Inc. (L)		29,300	2,126,301
Realty Income Corp.		25,000	582,250
Reckson Associates Realty Corp.		31,300	1,249,809
Regency Centers Corp.		20,500	1,321,225
Republic Property Trust		25,000	290,000
Shurgard Storage Centers, Inc.		11,400	687,420
Simon Property Group, Inc.		48,470	4,015,255
SL Green Realty Corp.		14,800	1,243,792
Trizec Properties, Inc.		39,700	924,613
Trustreet Properties, Inc.		20,000	293,800
United Dominion Realty Trust, Inc.		43,000	1,092,630
Ventas, Inc.		6,000	183,600
Vornado Realty Trust		35,300	3,118,402
Weingarten Realty Investors		29,500	1,195,635

Real Estate Management & Development 1.42%			1,225,897

Brookfield Properties Corp. (Canada) (L)		30,750	928,957
Tejon Ranch Co. (I)		7,000	296,940

Specialized Finance 0.81%			695,649

CapitalSource, Inc. (L)		31,678	695,649

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 15.09%			$12,985,169
(Cost $12,985,169)

Joint Repurchase Agreement 0.52%			444,000

Investment in a joint repurchase agreement transaction with
Morgan Stanley - Dated 01-31-06 due 02-01-06 (Secured by U.S.
Treasury Inflation Indexed Notes 3.375% due 01-15-12 and
1.625% due 01-15-15)	4.39	444	444,000

John Hancock
Real Estate Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

	Shares
Cash Equivalents 14.57%		12,541,169

AIM Cash Investment Trust (T)	12,541,169	12,541,169
Total investments 100.00%		$86,078,682

John Hancock
Real Estate Fund
Footnotes to Schedule of Investments
January 31, 2006 (unaudited)

(L) All or a portion of this security is on loan as of January 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2006, including short-term investments, was $57,831,961. Gross unrealized appreciation and depreciation of investments aggregated $28,384,842 and $138,121, respectively, resulting in net unrealized appreciation of $28,246,721.

Footnotes to Schedule of Investments - Page 1

# For more information

**Trustees**
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

William H. King
*Vice President and Treasurer*

Francis V. Knox, Jr.
*Vice President and Chief Compliance Officer*

**Investment adviser**
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

**Principal distributor**
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

**Custodian**
The Bank of New York
One Wall Street
New York, NY 10286

**Transfer agent**
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

**Legal counsel**
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

## How to contact us

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock<br>Signature Services, Inc.<br>1 John Hancock Way, Suite 1000<br>Boston, MA 02217-1000 | **Express mail:**<br>John Hancock<br>Signature Services, Inc.<br>Mutual Fund Image Operations<br>380 Stuart Street<br>Boston, MA 02116 |
| **Phone** | Customer service representatives | **1-800-225-5291** |
| | 24-hour automated information | **1-800-338-8080** |
| | TDD line | **1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Real Estate Fund.

050Q1 1/06
3/06

JOHN HANCOCK

# Multi Cap Growth Fund

1.31.2006 **Quarterly Portfolio Holdings**

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Multi Cap Growth Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 94.19%		$12,430,088
(Cost $9,961,668)

Apparel Retail 4.42%		583,336

Aeropostale, Inc. (I)	2,450	74,064
Chico's FAS, Inc. (I)	4,400	191,664
Guess?, Inc. (I)	2,350	99,710
Jos. A. Bank Clothiers, Inc. (I)(L)	4,250	217,898

Apparel, Accessories & Luxury Goods 1.85%		244,460

Coach, Inc. (I)	6,800	244,460

Application Software 9.54%		1,259,127

Cadence Design Systems, Inc. (I)	18,450	325,827
Epicor Software Corp. (I)	9,350	124,355
Hyperion Solutions Corp. (I)	6,825	234,848
Mentor Graphics Corp. (I)	29,000	319,000
SkillSoft Plc, ADR (Ireland) (I)	45,150	255,097

Asset Management & Custody Banks 3.01%		397,587

Affiliated Managers Group, Inc. (I)(L)	2,700	250,560
Ameriprise Financial, Inc.	420	17,090
SEI Investments Co.	3,150	129,937

Auto Parts & Equipment 0.96%		126,799

BorgWarner, Inc.	2,300	126,799

Biotechnology 2.93%		386,317

Amgen, Inc. (I)	5,300	386,317

Communications Equipment 1.70%		224,577

Tekelec (I)	14,350	224,577

Computer Hardware 3.33%		440,101

International Business Machines Corp.	2,150	174,795
Palm, Inc. (I)(L)	6,720	265,306

Construction & Farm Machinery & Heavy Trucks 0.92%		121,118

Astec Industries, Inc. (I)	3,150	121,118

John Hancock
Multi Cap Growth Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Consumer Finance 0.83%		110,145

American Express Co.	2,100	110,145

Diversified Commercial Services 2.26%		298,202

Coinstar, Inc. (I)	9,300	231,570
Sotheby's Holdings, Inc. (Class A) (I)	3,350	66,632

Electrical Components & Equipment 1.70%		223,965

American Power Conversion Corp.	9,450	223,965

Electronic Equipment Manufacturers 0.94%		123,668

Sony Corp., American Depositary Receipt (ADR) (Japan)	2,529	123,668

Electronic Manufacturing Services 2.10%		276,525

LoJack Corp. (I)	11,250	276,525

Health Care Equipment 8.30%		1,095,118

Advanced Medical Optics, Inc. (I)	3,713	165,526
ArthroCare Corp. (I)	4,050	181,399
Becton, Dickinson & Co.	3,650	236,520
Greatbatch, Inc. (I)	1,950	50,778
Hospira, Inc. (I)	6,630	296,693
Kyphon, Inc. (I)	3,950	164,202

Health Care Supplies 2.35%		310,206

Alcon, Inc. (Switzerland)	2,425	310,206

Home Furnishings 1.82%		240,120

Select Comfort Corp. (I)	8,700	240,120

Hotels, Resorts & Cruise Lines 2.32%		305,665

Ambassadors Group, Inc.	11,300	305,665

Household Products 2.72%		358,342

Procter & Gamble Co. (The)	6,050	358,342

Hypermarkets & Super Centers 1.69%		223,633

Wal-Mart Stores, Inc.	4,850	223,633

Industrial Machinery 0.92%		121,776

Danaher Corp.	2,150	121,776

John Hancock
Multi Cap Growth Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Integrated Telecommunication Services 1.91%		252,403

Amdocs Ltd. (Channel Islands) (I)	6,000	193,200
West Corp. (I)	1,450	59,203

Internet Software & Services 3.05%		402,412

CoStar Group, Inc. (I)	2,450	122,500
Digital River, Inc. (I)	4,200	141,036
Nutri/System, Inc. (I)(L)	2,840	138,876

Investment Banking & Brokerage 2.73%		360,418

E*TRADE Financial Corp. (I)	15,150	360,418

Multi-Utilities & Unregulated Power 2.81%		370,620

AES Corp. (The) (I)	21,750	370,620

Oil & Gas Drilling 1.40%		184,547

Atwood Oceanics, Inc. (I)	1,900	184,547

Oil & Gas Equipment & Services 1.83%		241,400

W-H Energy Services, Inc. (I)	5,000	241,400

Pharmaceuticals 7.60%		1,002,464

Abbot Laboratories	6,050	261,057
Johnson & Johnson	4,350	250,299
Lilly (Eli) & Co.	5,000	283,100
Pfizer, Inc.	8,100	208,008

Publishing 0.95%		125,948

Meredith Corp.	2,300	125,948

Restaurants 1.65%		217,920

Panera Bread Co. (Class A) (I)	3,200	217,920

Semiconductor Equipment 2.98%		392,931

Applied Materials, Inc.	13,200	251,460
MEMC Electronic Materials, Inc. (I)	4,950	141,471

Semiconductors 0.44%		58,165

Advanced Analogic Technologies, Inc. (I)	2,150	32,035
Vitesse Semiconductor Corp. (I)	10,050	26,130

Soft Drinks 2.76%		364,404

Hansen Natural Corp. (I)(L)	1,350	118,530
PepsiCo, Inc.	4,300	245,874

John Hancock
Multi Cap Growth Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Systems Software 4.01%		529,410

Macrovision Corp. (I)	12,200	226,798
Microsoft Corp.	10,750	302,612

Wireless Telecommunication Services 3.46%		456,259

InterDigital Communications Corp. (I)	12,500	322,875
Nokia Corp., ADR (Finland)	7,257	133,384

Issuer	Shares	Value
Short-term investments 5.81%		$766,446
(Cost $766,446)

Cash Equivalents 5.81%		766,446

AIM Cash Investment Trust (T)	766,446	766,446

Total investments 100.00%		$13,196,534

John Hancock
Multi Cap Growth Fund
Footnotes to Schedule of Investments
January 31, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2006, including short-term investments, was $10,728,114. Gross unrealized appreciation and depreciation of investments aggregated $2,639,912 and $171,492, respectively, resulting in net unrealized appreciation of $2,468,420.

Footnotes to Schedule of Investments - Page 1

# For more information

**Trustees**
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

William H. King
*Vice President and Treasurer*

Francis V. Knox, Jr.
*Vice President and Chief Compliance Officer*

**Investment adviser**
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

**Principal distributor**
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

**Custodian**
The Bank of New York
One Wall Street
New York, NY 10286

**Transfer agent**
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

**Legal counsel**
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock<br>Signature Services, Inc.<br>1 John Hancock Way, Suite 1000<br>Boston, MA 02217-1000 | **Express mail:**<br>John Hancock<br>Signature Services, Inc.<br>Mutual Fund Image Operations<br>380 Stuart Street<br>Boston, MA 02116 |
| **Phone** | Customer service representatives<br>24-hour automated information<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Multi Cap Growth Fund.

100Q1 1/06
3/06

JOHN HANCOCK

# Small Cap Growth Fund

**1.31.2006** **Quarterly Portfolio Holdings**

JOHN HANCOCK FUNDS

John Hancock
Small Cap Growth Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 83.33%		$590,988,471
(Cost $505,609,296)

Advertising 0.88%		6,214,462

Ventiv Health, Inc. (I)	243,800	6,214,462

Apparel Retail 1.73%		12,294,546

Jos. A. Bank Clothiers, Inc. (I)(L)	239,800	12,294,546

Application Software 4.17%		29,593,285

Altiris, Inc. (I)	234,250	4,579,587
Epicor Software Corp. (I)	478,450	6,363,385
FactSet Research Systems, Inc.	34,875	1,390,815
Kronos, Inc. (I)	23,800	935,340
Parametric Technology Corp. (I)	984,650	6,163,909
PDF Solutions, Inc. (I)	170,550	3,023,851
Quest Software, Inc. (I)	154,050	2,440,152
Sonic Solutions (I)	142,400	2,385,200
Witness Systems, Inc. (I)	115,900	2,311,046

Asset Management & Custody Banks 1.36%		9,632,758

Waddell & Reed Financial, Inc.	432,350	9,632,758

Biotechnology 4.72%		33,509,783

AtheroGenics, Inc. (I)(L)	441,700	7,840,175
Martek Biosciences Corp. (I)(L)	400,000	11,520,000
NPS Pharmaceuticals, Inc. (I)	334,450	4,749,190
OSI Pharmaceuticals, Inc. (I)	875	24,640
ZymoGenetics, Inc. (I)	420,250	9,375,778

Building Products 0.60%		4,234,720

Modtech Holdings, Inc. (I)(L)	532,000	4,234,720

Casinos & Gaming 0.85%		6,030,842

Mikohn Gaming Corp. (I)	251,700	1,890,267
Multimedia Games, Inc. (I)(L)	435,850	4,140,575

John Hancock
Small Cap Growth Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Communications Equipment 2.32%		16,466,781

Tekelec (I)	624,950	9,780,468
Verint Systems, Inc. (I)	184,450	6,686,313

Computer Storage & Peripherals 0.24%		1,715,682

Electronics for Imaging, Inc. (I)	62,050	1,715,682

Construction & Engineering 0.26%		1,875,680

Chicago Bridge & Iron Co., N.V. (NY Reg Shares)
(Netherlands)	60,800	1,875,680

Data Processing & Outsourced Services 0.28%		2,005,040

Premiere Global Services, Inc. (I)	223,030	2,005,040

Diversified Commercial Services 5.75%		40,751,057

Coinstar, Inc. (I)	257,600	6,414,240
Corrections Corp. of America (I)	293,150	12,444,217
Labor Ready, Inc. (I)	337,450	7,859,210
Sotheby's Holdings, Inc. (Class A) (I)	705,550	14,033,390

Diversified Financial Services 0.34%		2,399,113

Euronet Worldwide, Inc. (I)	74,345	2,399,113

Electrical Components & Equipment 0.96%		6,834,569

KFx, Inc. (I)(L)	330,000	6,629,700
Medis Technologies Ltd. (I)	11,300	204,869

Electronic Equipment Manufacturers 1.47%		10,426,156

Daktronics, Inc. (I)	33,640	1,022,320
FARO Technologies, Inc. (I)	100,569	1,602,064
Microsemi Corp. (I)	256,300	7,801,772

Electronic Manufacturing Services 1.60%		11,361,587

LoJack Corp. (I)	193,950	4,767,291
Trimble Navigation Ltd. (I)	164,775	6,594,296

Environmental Services 1.89%		13,369,791

Waste Connections, Inc. (I)	382,650	13,369,791

Food Retail 0.12%		877,130

Wild Oats Markets, Inc. (I)(L)	72,550	877,130

John Hancock
Small Cap Growth Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Health Care Equipment 6.64%		47,125,987

American Medical Systems Holdings, Inc. (I)	480,200	10,881,332
Caliper Life Sciences, Inc. (I)	1,116,504	6,542,713
Greatbatch, Inc. (I)	212,050	5,521,782
I-Flow Corp. (I)(L)	407,200	6,466,336
Integra LifeSciences Holdings (I)	172,850	6,741,150
Wright Medical Group, Inc. (I)	202,250	4,514,220
Zoll Medical Corp. (I)	235,710	6,458,454

Health Care Facilities 0.61%		4,343,548

Psychiatric Solutions, Inc. (I)	72,800	2,401,672
United Surgical Partners International, Inc. (I)	50,100	1,941,876

Health Care Services 3.64%		25,836,019

Advisory Board Co. (The) (I)	201,350	10,063,473
Allscripts Healthcare Solutions, Inc. (I)(L)	518,600	9,132,546
Digene Corp. (I)	200,000	6,640,000

Health Care Supplies 1.69%		11,967,578

Encore Medical Corp. (I)	120,910	650,496
ev3, Inc. (I)	300,360	4,865,832
IntraLase Corp. (I)	325,000	6,451,250

Home Furnishings 1.18%		8,335,200

Select Comfort Corp. (I)(L)	302,000	8,335,200

Industrial Gases 1.17%		8,278,647

Global Power Equipment Group, Inc. (I)	1,746,550	8,278,647

Industrial Machinery 4.62%		32,758,134

CLACOR, Inc.	280,500	9,559,440
ESCO Technologies, Inc.	145,400	7,144,956
Lincoln Electric Holdings, Inc.	195,950	8,721,734
Nordson Corp.	153,700	6,981,054
Raven Industries, Inc.	11,106	350,950

Internet Software & Services 2.50%		17,703,902

aQuantive, Inc. (I)	243,550	6,334,735
Digital River, Inc. (I)	238,350	8,003,793
Informatica Corp. (I)	57,000	839,040
WebEx Communications, Inc. (I)	104,050	2,526,334

Investment Banking & Brokerage 3.96%		28,083,000

iShares Russell 2000 Growth Index Fund (L)	370,000	28,083,000

John Hancock
Small Cap Growth Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Leisure Facilities 0.53%		3,773,805

Shuffle Master, Inc. (I)(L)	148,575	3,773,805

Leisure Products 1.66%		11,772,595

Jarden Corp. (I)	402,625	9,920,680
Leapfrog Enterprises, Inc. (I)(L)	96,150	1,090,341
MarineMax, Inc. (I)	24,200	761,574

Metal & Glass Containers 1.16%		8,241,755

Crown Holdings, Inc. (I)	440,500	8,241,755

Oil & Gas Drilling 0.84%		5,975,500

InterOil Corp. (Canada) (I)(L)	323,000	5,975,500

Oil & Gas Equipment & Services 0.00%		32,940

Hydril Co. (I)	400	32,940

Oil & Gas Exploration & Production 2.75%		19,535,118

Connacher Oil & Gas Ltd. (Canada) (I)	1,000,000	4,863,116
Delta Petroleum Corp. (I)(L)	266,216	6,578,197
Toreador Resources Corp. (I)	259,500	8,093,805

Personal Products 0.39%		2,761,975

USANA Health Sciences, Inc. (I)(L)	68,860	2,761,975

Pharmaceuticals 4.00%		28,384,783

Medicines Co. (The) (I)	616,180	11,861,465
Nuvelo, Inc. (I)	763,854	13,100,096
Salix Pharmaceuticals Ltd. (I)	196,850	3,423,222

Regional Banks 1.96%		13,889,370

Texas Regional Bancshares, Inc. (Class A)	226,085	6,958,896
UCBH Holdings, Inc.	395,600	6,863,660
Zions Bancorporation	845	66,814

Restaurants 1.32%		9,326,637

Buffalo Wild Wings, Inc. (I)(L)	102,000	3,232,380
McCormick & Schmick's Seafood Restaurants, Inc. (I)	242,190	5,207,085
Texas Roadhouse, Inc. (Class A) (I)	57,200	887,172

Semiconductor Equipment 1.00%		7,078,636

FEI Co. (I)	306,700	7,078,636

John Hancock
Small Cap Growth Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Semiconductors 2.18%			15,426,217

Power Integrations, Inc. (I)		306,950	8,131,105
Semtech Corp. (I)		190,350	3,669,948
Sigmatel, Inc. (I)		114,600	1,464,588
Skyworks Solutions, Inc. (I)		409,200	2,160,576

Specialty Stores 1.83%			13,004,067

A.C. Moore Arts & Crafts, Inc. (I)		291,600	4,423,572
Cost Plus, Inc. (I)		438,900	8,580,495

Systems Software 2.01%			14,231,398

Concur Technologies, Inc. (I)		16,900	279,188
Extreme Networks, Inc. (I)		278,400	1,364,160
Macrovision Corp. (I)		562,300	10,453,157
RSA Security, Inc. (I)		138,900	2,134,893

Technology Distributors 1.88%			13,320,713

Applied Films Corp. (I)		122,630	2,755,496
ScanSource, Inc. (I)		179,650	10,565,217

Telecommunication Services 0.84%			5,927,820

Comtech Telecommunications Corp. (I)		186,000	5,927,820

Telecommunications Equipment 2.11%			14,944,693

AudioCodes Ltd. (Israel) (I)(L)		415,150	5,259,951
ClearOne Communications, Inc. (I)		8,879	22,197
Openwave Systems, Inc. (I)		448,170	9,662,545

Wireless Telecommunication Services 1.32%			9,335,452

InterDigital Communications Corp. (I)		171,700	4,435,011
Syniverse Holdings, Inc. (I)		204,100	4,900,441

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 16.67%			$118,225,538
(Cost $118,225,538)

Joint Repurchase Agreement 1.87%			13,255,000

Investment in a joint repurchase agreement transaction with
Morgan Stanley. - Dated 01-31-06 due 02-01-06 (Secured
by U.S. Treasury Inflation Indexed Note 3.375% due 01-15-12
and 1.625% due 01-15-15)	4.390	13,255	13,255,000

John Hancock
Small Cap Growth Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

	Shares
Cash Equivalents 14.80%		104,970,538

AIM Cash Investment Trust (T)	104,970,538	104,970,538
Total investments 100.00%		$709,214,009

John Hancock
Small Cap Growth Fund
Footnotes to Schedule of Investments
January 31, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2006, including short-term investments, was $623,834,834. Gross unrealized appreciation and depreciation of investments aggregated $122,142,442 and $36,763,267, respectively, resulting in net unrealized appreciation of $85,379,175.

Footnotes to Schedule of Investments - Page 1

# For more information

**Trustees**
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

William H. King
*Vice President and Treasurer*

Francis V. Knox, Jr.
*Vice President and Chief Compliance Officer*

**Investment adviser**
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

**Principal distributor**
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

**Custodian**
The Bank of New York
One Wall Street
New York, NY 10286

**Transfer agent**
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

**Legal counsel**
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

## How to contact us

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock<br>Signature Services, Inc.<br>1 John Hancock Way, Suite 1000<br>Boston, MA 02217-1000 | **Express mail:**<br>John Hancock<br>Signature Services, Inc.<br>Mutual Fund Image Operations<br>380 Stuart Street<br>Boston, MA 02116 |
| **Phone** | Customer service representatives | **1-800-225-5291** |
| | 24-hour automated information | **1-800-338-8080** |
| | TDD line | **1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Small Cap Growth Fund.

600Q1 1/06
3/06

JOHN HANCOCK

# Focused Equity Fund

1.31.2006 Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Focused Equity Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 87.55%		$17,719,678
(Cost $14,231,461)

Aerospace & Defense 1.92%		388,896

L-3 Communications Holdings, Inc.	4,800	388,896
Air Freight & Logistics 1.82%		367,700

Expeditors International of Washington, Inc.	5,000	367,700
Application Software 3.58%		724,125

Jack Henry & Associates, Inc.	18,000	368,460
Kronos, Inc. (I)	9,050	355,665
Asset Management & Custody Banks 1.79%		363,132

Eaton Vance Corp.	12,600	363,132
Auto Parts & Equipment 1.85%		374,773

Autoliv, Inc.	7,650	374,773
Biotechnology 3.32%		671,268

Invitrogen Corp. (I)	3,850	265,188
Martek Biosciences Corp. (I)(L)	14,100	406,080
Casinos & Gaming 3.59%		726,030

Alliance Gaming Corp. (I)	24,000	365,040
Station Casinos, Inc.	5,400	360,990
Computer Hardware 1.95%		394,876

Avid Technology, Inc. (I)	7,950	394,876
Computer Storage & Peripherals 1.86%		376,865

QLogic Corp. (I)	9,500	376,865
Construction & Engineering 4.06%		820,964

Chicago Bridge & Iron Co., N.V. (NY Reg Shares) (Netherlands)	14,000	431,900
Stantec, Inc. (Canada) (I)	10,400	389,064
Consumer Electronics 1.96%		396,000

Harman International Industries, Inc.	3,600	396,000

John Hancock
Focused Equity Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Diversified Commercial Services 5.43%		1,099,549

ChoicePoint, Inc. (I)	7,800	320,736
Portfolio Recovery Associates, Inc. (I)(L)	7,650	376,763
Universal Technical Institute, Inc. (I)	11,000	402,050
Electronic Equipment Manufacturers 3.57%		723,257

Cognex Corp.	12,400	361,832
FLIR Systems, Inc. (I)	15,250	361,425
Employment Services 1.75%		354,078

Monster Worldwide, Inc. (I)	8,300	354,078
Health Care Equipment 7.20%		1,458,223

Cytyc Corp. (I)	12,300	370,230
Kyphon, Inc. (I)	8,900	369,973
ResMed, Inc. (I)	9,000	354,960
Ventana Medical Systems, Inc. (I)	9,000	363,060
Health Care Services 2.00%		404,771

Covance, Inc. (I)	7,125	404,771
Health Care Supplies 1.77%		358,053

Gen-Probe, Inc. (I)	7,100	358,053
Industrial Machinery 3.63%		734,690

Finning International, Inc. (Canada)	10,900	370,865
Middleby Corp. (The) (I)(L)	3,850	363,825
IT Consulting & Other Services 1.73%		351,108

CACI International, Inc. (Class A) (I)	6,149	351,108
Oil & Gas Drilling 1.57%		316,875

Nabors Industries Ltd. (Bermuda) (I)	3,900	316,875
Oil & Gas Equipment & Services 3.56%		721,403

BJ Services Co.	8,000	323,920
CARBO Ceramics, Inc.	5,900	397,483
Oil & Gas Exploration & Production 1.92%		388,920

Whiting Petroleum Corp. (I)	8,400	388,920
Pharmaceuticals 1.78%		360,102

Medicis Pharmaceutical Corp. (Class A)	11,650	360,102

John Hancock
Focused Equity Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Property & Casualty Insurance 1.82%			368,688

Ambac Financial Group, Inc.		4,800	368,688
Regional Banks 5.36%			1,084,008

Cullen/Frost Bankers, Inc.		6,050	325,127
UCBH Holdings, Inc.		22,300	386,905
Umpqua Holdings Corp.		13,200	371,976
Restaurants 3.59%			726,631

Cheesecake Factory, Inc. (The) (I)(L)		10,025	369,421
Red Robin Gourmet Burgers, Inc. (I)(L)		9,000	357,210
Semiconductor Equipment 4.20%			849,398

Lam Research Corp. (I)		9,600	445,728
Varian Semiconductor Equipment Associates, Inc. (I)		8,150	403,670
Specialty Stores 5.28%			1,069,510

Michaels Stores, Inc.		10,500	353,115
O'Reilly Automotive, Inc. (I)		11,100	364,302
PETsMART, Inc.		14,050	352,093
Steel 1.86%			376,002

Steel Dynamics, Inc.		8,100	376,002
Thrifts & Mortgage Finance 1.83%			369,783

IndyMac Bancorp, Inc.		9,050	369,783
	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 12.45%			$2,519,694
(Cost $2,519,694)

Joint Repurchase Agreement 5.37%			1,086,000

Investment in a joint repurchase agreement transaction with
Morgan Stanley - Dated 01-31-06 due 02-01-06 (Secured by U.S.
Treasury Inflation Indexed Note 3.375% due 01-15-12 and 1.625%
due 01-15-15)	4.390	1,086	1,086,000
		Shares
Cash Equivalents 7.08%			1,433,694

AIM Cash Investment Trust (T)		1,433,694	1,433,694

Total investments 100.00%			$20,239,372

John Hancock
Focused Equity Fund
Footnotes to Schedule of Investments
January 31, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2006, including short-term investments, was $16,751,155.
Gross unrealized appreciation and depreciation of investments aggregated $3,732,499 and $244,282, respectively, resulting in net unrealized appreciation of $3,488,217.

# For more information

**Trustees**
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

William H. King
*Vice President and Treasurer*

Francis V. Knox, Jr.
*Vice President and Chief Compliance Officer*

**Investment adviser**
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

**Principal distributor**
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

**Custodian**
The Bank of New York
One Wall Street
New York, NY 10286

**Transfer agent**
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

**Legal counsel**
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

## How to contact us

**Internet** www.jhfunds.com

**Mail**

**Regular mail:**
John Hancock
Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

**Express mail:**
John Hancock
Signature Services, Inc.
Mutual Fund Image Operations
380 Stuart Street
Boston, MA 02116

**Phone**

| | |
|---|---|
| Customer service representatives | **1-800-225-5291** |
| 24-hour automated information | **1-800-338-8080** |
| TDD line | **1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Focused Equity Fund.

610Q1 1/06
3/06

JOHN HANCOCK

# Mid Cap Equity Fund

1.31.2006 **Quarterly Portfolio Holdings**

JOHN HANCOCK FUNDS

John Hancock
Mid Cap Equity Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 87.85%		$3,084,845
(Cost $2,490,511)

Aerospace & Defense 1.90%		66,841

L-3 Communications Holdings, Inc.	825	66,841

Air Freight & Logistics 1.88%		66,186

Expeditors International of Washington, Inc.	900	66,186

Application Software 3.54%		124,290

Henry (Jack) & Associates, Inc.	3,000	61,410
Kronos, Inc. (I)	1,600	62,880

Asset Management & Custody Banks 1.89%		66,286

Eaton Vance Corp.	2,300	66,286

Auto Parts & Equipment 1.85%		64,912

Autoliv, Inc.	1,325	64,912

Biotechnology 3.39%		119,058

Invitrogen Corp. (I)	725	49,938
Martek Biosciences Corp. (I)(L)	2,400	69,120

Casinos & Gaming 3.45%		121,005

Alliance Gaming Corp. (I)	4,000	60,840
Station Casinos, Inc.	900	60,165

Computer Hardware 1.84%		64,571

Avid Technology, Inc. (I)	1,300	64,571

Computer Storage & Peripherals 1.81%		63,472

QLogic Corp. (I)	1,600	63,472

Construction & Engineering 2.06%		72,497

Chicago Bridge & Iron Co. N.V. (NY Reg Shares)
(Netherlands)	2,350	72,497

Consumer Electronics 1.85%		64,900

Harman International Industries, Inc.	590	64,900

John Hancock
Mid Cap Equity Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Diversified Commercial Services 5.32%		186,770

ChoicePoint, Inc. (I)	1,350	55,512
Stantec, Inc. (Canada) (I)	1,750	65,468
Universal Technical Institute, Inc. (I)	1,800	65,790

Electronic Equipment Manufacturers 3.53%		123,809

Cognex Corp.	2,050	59,819
FLIR Systems, Inc. (I)	2,700	63,990

Employment Services 1.73%		60,790

Monster Worldwide, Inc. (I)	1,425	60,790

Health Care Equipment 7.35%		258,240

Cytyc Corp. (I)	2,200	66,220
Kyphon, Inc. (I)	1,500	62,355
ResMed, Inc. (I)	1,600	63,104
Ventana Medical Systems, Inc. (I)	1,650	66,561

Health Care Services 1.94%		68,172

Covance, Inc. (I)	1,200	68,172

Health Care Supplies 1.88%		66,063

Gen-Probe, Inc. (I)	1,310	66,063

Industrial Machinery 3.72%		130,796

Finning International, Inc. (Canada)	1,900	64,646
Middleby Corp. (The) (I)	700	66,150

IT Consulting & Other Services 1.71%		59,955

CACI International, Inc. (Class A) (I)	1,050	59,955

Oil & Gas Drilling 1.85%		65,000

Nabors Industries Ltd. (Bermuda) (I)	800	65,000

Oil & Gas Equipment & Services 3.65%		128,105

BJ Services Co.	1,500	60,735
CARBO Ceramics, Inc.	1,000	67,370

Oil & Gas Exploration & Production 1.95%		68,292

Whiting Petroleum Corp. (I)	1,475	68,292

Pharmaceuticals 1.80%		63,366

Medicis Pharmaceutical Corp. (Class A)	2,050	63,366

John Hancock
Mid Cap Equity Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Property & Casualty Insurance 1.77%					62,216

Ambac Financial Group, Inc.				810	62,216

Regional Banks 5.46%					191,744

Cullen/Frost Bankers, Inc.				1,125	60,458
UCBH Holdings, Inc.				3,750	65,063
Umpqua Holdings Corp.				2,350	66,223

Restaurants 3.64%					127,708

Cheesecake Factory, Inc. (The) (I)				1,850	68,173
Red Robin Gourmet Burgers, Inc. (I)(L)				1,500	59,535

Semiconductor Equipment 4.26%					149,667

Lam Research Corp. (I)				1,650	76,610
Varian Semiconductor Equipment
Associates, Inc. (I)				1,475	73,057

Specialized Finance 1.82%					64,025

Portfolio Recovery Associates, Inc. (I)(L)				1,300	64,025

Specialty Stores 5.44%					190,853

Michaels Stores, Inc.				1,800	60,534
O'Reilly Automotive, Inc. (I)				2,100	68,922
PETsMART, Inc.				2,450	61,397

Steel 1.85%					64,988

Steel Dynamics, Inc.				1,400	64,988

Thrifts & Mortgage Finance 1.72%					60,268

IndyMac Bancorp, Inc.				1,475	60,268
	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
Short-term investments 2.15%					$426,581
(Cost $426,581)

Government U.S. Agency 8.49%					298,000

Federal Home Loan Bank, Disc Note	4.34	02-01-06	AAA	298	298,000
				Shares

Cash Equivalents 3.66%					128,581

AIM Cash Investment Trust (T)				128,581	128,581

Total investments 100.00%					$3,511,426

John Hancock Mid Cap Equity Fund Footnotes to Schedule of Investments January 31, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2006, including short-term investments, was $2,917,092.
Gross unrealized appreciation and depreciation of investments aggregated $635,953 and $41,619, respectively, resulting in net unrealized appreciation of $594,334.

# For more information

**Trustees**
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

William H. King
*Vice President and Treasurer*

Francis V. Knox, Jr.
*Vice President and Chief Compliance Officer*

**Investment adviser**
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

**Principal distributor**
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

**Custodian**
The Bank of New York
One Wall Street
New York, NY 10286

**Transfer agent**
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

**Legal counsel**
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock<br>Signature Services, Inc.<br>1 John Hancock Way, Suite 1000<br>Boston, MA 02217-1000 | **Express mail:**<br>John Hancock<br>Signature Services, Inc.<br>Mutual Fund Image Operations<br>380 Stuart Street<br>Boston, MA 02116 |
| **Phone** | Customer service representatives | **1-800-225-5291** |
| | 24-hour automated information | **1-800-338-8080** |
| | TDD line | **1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.

810Q1 1/06
3/06

JOHN HANCOCK

# Technology Fund

1.31.2006 Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Technology Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 76.92%		$280,712,515
(Cost $214,904,434)

Application Software 10.42%		38,023,750

Cadence Design Systems, Inc. (I)(L)	974,300	17,206,138
Commercialware, Inc. (K)	1,000	3,300
Epicor Software Corp. (I)	216,100	2,874,130
Hyperion Solutions Corp. (I)	204,375	7,032,544
Intuit, Inc. (I)(L)	83,600	4,374,788
Parametric Technology Corp. (I)	850,900	5,326,634
Quest Software, Inc. (I)	76,150	1,206,216

Communications Equipment 12.23%		44,625,451

Cisco Systems, Inc. (I)	750,100	13,929,357
Comverse Technology, Inc. (I)	160,000	4,382,400
Corning, Inc. (I)	174,000	4,236,900
Motorola, Inc.	221,200	5,023,452
Newpoint Technologies, Inc. (I)(K)	160,000	40,000
Primus Telecommunications Group, Inc. (I)	67,620	52,744
QUALCOMM, Inc.	193,600	9,285,056
Tekelec (I)(L)	490,450	7,675,542

Computer & Electronics Retail 1.45%		5,309,235

Cognos, Inc. (Canada) (I)(L)	139,350	5,309,235

Computer Hardware 10.00%		36,487,380

Business Objects S.A., American Depositary Receipt
(ADR) (France) (I)(L)	173,730	7,209,795
Dell, Inc. (I)	94,650	2,774,191
Hewlett-Packard Co.	380,000	11,848,400
International Business Machines Corp.	106,300	8,642,190
Palm, Inc. (I)(L)	152,300	6,012,804

Computer Storage & Peripherals 2.78%		10,163,900

EMC Corp. (I)	758,500	10,163,900

Data Processing & Outsourced Services 1.31%		4,782,855

First Data Corp.	106,050	4,782,855

John Hancock
Technology Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Distributors 0.47%		1,704,802

Ingram Micro, Inc. (Class A) (I)	49,750	962,662
Tech Data Corp. (I)	18,000	742,140

Diversified Commercial Services 0.81%		2,973,279

Accenture Ltd. (Class A) (Bermuda)	94,300	2,973,279

Electrical Components & Equipment 0.16%		593,190

Vitesse Semiconductor Corp. (I)	228,150	593,190

Electronic Equipment Manufacturers 0.44%		1,597,622

MEMC Electronics Materials, Inc. (I)	55,900	1,597,622

Electronic Manufacturing Services 0.65%		2,376,606

Jabil Circuit, Inc. (I)	55,050	2,224,020
Silicon Genesis Corp. (I)(K)	143,678	152,586

Health Care Equipment 0.01%		54,098

SerOptix (I)(K)(W)	491,800	54,098

Internet Retail 1.81%		6,594,300

eBay, Inc. (I)(L)	153,000	6,594,300

Internet Software & Services 2.76%		10,053,984

Digital River, Inc. (I)(L)	114,950	3,860,021
First Internet Bank of Indiana (K)	14,369	718,450
Yahoo!, Inc. (I)	159,450	5,475,513

IT Consulting & Other Services 0.00%		1,322

Gomez, Inc. (I)(K)	328	1,322

Semiconductor Equipment 5.91%		21,571,542

Advanced Micro Devices, Inc. (I)	85,950	3,597,867
Applied Materials, Inc. (L)	943,500	17,973,675

Semiconductors 7.83%		28,572,660

Altera Corp. (I)(L)	200,000	3,862,000
Analog Devices, Inc. (L)	100,000	3,977,000
NVIDIA Corp. (I)	16,400	737,344
Power Integrations, Inc. (I)(L)	232,000	6,145,680
Texas Instruments, Inc.	473,850	13,850,636

John Hancock
Technology Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Systems Software 10.40%				37,942,472

Macrovision Corp. (I)			584,800	10,871,432
Microsoft Corp.			365,500	10,288,825
Oracle Corp. (I)			1,116,500	14,034,405
Symantec Corp. (I)			149,500	2,747,810

Telecommunications Equipment 2.32%				8,460,144

Openwave Systems, Inc. (I)(L)			392,400	8,460,144

Wireless Telecommunication Services 5.16%				18,823,923

Crown Castle International Corp. (I)			270,000	8,540,100
Globecomm Systems, Inc. (I)			200,000	1,520,000
Nokia Corp., (ADR) (Finland)			476,813	8,763,823

		Credit
Issuer, description		rating	Shares	Value
Preferred stocks 0.08%				$300,901
(Cost $1,230,942)

Health Care Equipment 0.07%				275,000

SerOptix, Ser A (G)(I)(K)(W)		CC-	500,000	125,000
SerOptix, Ser B (G)(I)(K)(W)		CC-	500,000	150,000

IT Consulting & Other Services 0.01%				25,901

Gomez, Inc. (G)(I)(K)		CC	6,427	25,901

Issuer			Shares	Value
Warrants 0.06%				$210,000
(Cost $0)

Wireless Telecommunication Services 0.06%				210,000

Globecomm Systems, Inc. (B)(I)			100,000	210,000

	Interest		Par value
Issuer, description, maturity date	rate (%)		($000)	Value
Short-term investments 22.94%				$83,700,126
(Cost $83,700,126)

Joint Repurchase Agreement 2.22%				8,077,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley - Dated 01-31-06
due 02-01-06 (Secured by U.S. Treasury Inflation
Indexed Note 3.375% due 01-15-12 and 1.625%
due 01-15-15)	4.390		8,077	8,077,000

John Hancock
Technology Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

	Shares
Cash Equivalents 20.72%		75,623,126

AIM Cash Investment Trust (T)	75,623,126	75,623,126

Total investments 100.00%		$364,923,542

John Hancock
Technology Fund
Footnotes to Schedule of Investments
January 31, 2006 (unaudited)

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(L) All or a portion of this security is on loan as of January 31, 2006.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2006, including short-term investments, was $299,835,502. Gross unrealized appreciation and depreciation of investments aggregated $76,922,666 and $11,834,626, respectively, resulting in net unrealized appreciation of $65,088,040.

Footnotes to Schedule of Investments - Page 1

John Hancock
Technology Fund
Direct Placement Securities
January 31, 2006 (unaudited)

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	total investments	January 31, 2006

Commercialware, Inc.
- common stock	08-06-99	$1,000,000	0.00%	$3,300
First Internet Bank of Indiana
- common stock	02-07-00	999,939	0.20%	718,450
Gomez, Inc.
- common stock	09-10-02	2,177,612	0.00%	1,322
- preferred stock	01-23-06	64,275	0.01%	25,901
Newpoint Technologies, Inc.
- common stock	03-24-98	480,000	0.01%	40,000
SerOptix
- common stock	01-12-98	50	0.01%	54,098
- preferred stock, Ser A	01-12-98	500,000	0.03%	125,000
- preferred stock, Ser B	04-05-00	666,667	0.04%	150,000
Silicon Genesis Corp.
- common stock	09-05-00	2,999,997	0.04%	152,586

Direct Placement Securities

# For more information

**Trustees**
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

William H. King
*Vice President and Treasurer*

Francis V. Knox, Jr.
*Vice President and Chief Compliance Officer*

**Investment adviser**
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

**Principal distributor**
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

**Custodian**
The Bank of New York
One Wall Street
New York, NY 10286

**Transfer agent**
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

**Legal counsel**
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock<br>Signature Services, Inc.<br>1 John Hancock Way, Suite 1000<br>Boston, MA 02217-1000 | **Express mail:**<br>John Hancock<br>Signature Services, Inc.<br>Mutual Fund Image Operations<br>380 Stuart Street<br>Boston, MA 02116 |
| **Phone** | Customer service representatives | **1-800-225-5291** |
| | 24-hour automated information | **1-800-338-8080** |
| | TDD line | **1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Technology Fund.

830Q1 1/06
3/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: March 24, 2006

By: /s/ John G. Vrysen ------------------------------------- John G. Vrysen Executive Vice President and Chief Financial Officer

Date: March 24, 2006